RISK MANAGEMENT - Stage 3 financial assets and fair value of related collateral held (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RISK MANAGEMENT
Financial assets	$ 29,553,003	$ 16,822,754
Allowance account for credit losses of financial assets	16,616,043	10,929,395	$ 10,235,831	$ 8,223,103
Stage 3
RISK MANAGEMENT
Financial assets	1,395,831	1,054,240
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	3,965,997	3,007,056
Amount Covered by Collateral	1,718,172
Foreclosed assets
RISK MANAGEMENT
Restructured loans and returned assets held for sale	508,040	508,441
Commercial
RISK MANAGEMENT
Allowance account for credit losses of financial assets	7,673,720	5,456,993	5,360,833	4,514,180
Commercial | Stage 3
RISK MANAGEMENT
Financial assets	514,646	512,037
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	2,129,688	1,914,276
Consumer
RISK MANAGEMENT
Financial assets	41,055,939
Allowance account for credit losses of financial assets	5,753,430	3,445,818	2,892,891	2,291,829
Mortgage
RISK MANAGEMENT
Financial assets	25,959,112
Mortgage | Stage 3
RISK MANAGEMENT
Financial assets	154,457	143,336
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	220,167	203,229
Small Business
RISK MANAGEMENT
Financial assets	1,232,075
Allowance account for credit losses of financial assets	200,345	140,516	137,373	140,591
Financial Leases | Stage 3
RISK MANAGEMENT
Financial assets	726,728	398,867
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	1,616,142	889,551
Financial leases
RISK MANAGEMENT
Financial assets		285,903
Allowance account for credit losses of financial assets	1,996,033	1,025,403	$ 990,970	$ 631,402
Mortgage and Commercial Business
RISK MANAGEMENT
Allowance account for credit losses of financial assets	0	0
Mortgage and Commercial Business | Stage 3
RISK MANAGEMENT
Financial assets	424,883	285,903
Gross carrying amount | Stage 3
RISK MANAGEMENT
Financial assets	1,984,678	1,526,209
Gross carrying amount | Commercial | Stage 3
RISK MANAGEMENT
Financial assets	790,508	747,929
Gross carrying amount | Mortgage | Stage 3
RISK MANAGEMENT
Financial assets	181,029	161,605
Gross carrying amount | Financial Leases | Stage 3
RISK MANAGEMENT
Financial assets	1,013,141	616,675
Allowance | Stage 3
RISK MANAGEMENT
Financial assets	(588,847)	(471,969)
Allowance | Commercial | Stage 3
RISK MANAGEMENT
Financial assets	(275,862)	(235,892)
Allowance | Mortgage | Stage 3
RISK MANAGEMENT
Financial assets	(26,572)	(18,269)
Allowance | Financial Leases | Stage 3
RISK MANAGEMENT
Financial assets	$ (286,413)	$ (217,808)